Note 9 Related Party (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Related Party Transactions [Abstract]
Deferred Compensation, Related Parties	$ 48,650	[1]	$ 47,588	[1]

[1]	The Company has accrued salaries to one officer and two beneficial owners.